Note 3 - Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2013	2014	2014
Trade receivables	¥30,119,358	¥45,392,525	$7,315,947
Allowance for doubtful accounts	(3,682,874)	(4,502,766)	(725,714)
Trade receivables, net	¥26,436,484	¥40,889,759	$6,590,233

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Chinese Yuan (Renminbi)			U.S. Dollars
	December 31,			December 31,
	2012	2013	2014	2014
Balance at the beginning of the year	¥3,559,207	¥2,811,934	¥3,682,874	$593,572
Provision for the year	2,290,370	1,874,355	1,962,403	316,282
Write-offs	(3,037,643)	(1,003,415)	(1,142,511)	(184,140)
Balance at the end of the year	¥2,811,934	¥3,682,874	¥4,502,766	$725,714